Shareholder Report	12 Months Ended	50 Months Ended	60 Months Ended	74 Months Ended
	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Fidelity Water Sustainability Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Water Sustainability Fund
Class Name	Fidelity® Water Sustainability Fund
Trading Symbol	FLOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection in the United States and stock selection and an underweight in Europe ex U.K. contributed to the fund's performance versus the S&P Global Water Index for the fiscal year.
•By industry, the primary contributor to performance versus the industry index was security selection in capital goods.
•The top individual relative contributor was an underweight in Xylem (-12%). A second notable relative contributor was an underweight in Veralto (-18%). Another notable relative contributor was an overweight in TETRA Technologies (+276%). This period we decreased our position in TETRA Technologies.
•In contrast, from a regional standpoint, picks and an underweight in emerging markets, primarily in Brazil, and avoiding the Netherlands detracted from the fund's performance versus the industry index.
•By industry, the biggest detractor from performance versus the industry index was out-of-index exposure to research & consulting services. An underweight in water utilities also hampered the fund's result.
•The fund's non-index stake in KBR returned -32% and was the biggest individual relative detractor. The second-largest relative detractor was an overweight in Pentair (-28%). The stock was one of the fund's largest holdings. Another notable relative detractor was our underweight stake in Cia de Saneamento de Minas Gerais Copasa MG (+165%). This was a position we established this period.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Brazil.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Water Sustainability Fund $10,000 $10,750 $15,071 $13,950 $14,363 $18,143 $19,837 S&P® Global Water Index $10,000 $10,799 $15,931 $14,619 $15,056 $18,112 $19,849 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Water Sustainability Fund 6.64% 7.02% 13.01% S&P® Global Water Index 5.07% 5.53% 12.75% MSCI ACWI (All Country World Index) Index 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 160,379,142	$ 160,379,142	$ 160,379,142	$ 160,379,142
Holdings Count | shares	44	44	44	44
Advisory Fees Paid, Amount	$ 1,194,159
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$160,379,142
Number of Holdings	44
Total Advisory Fee	$1,194,159
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 54.7 Utilities 38.9 Energy 2.0 Materials 1.7 Consumer Discretionary 1.0 Information Technology 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 62.6 United Kingdom 14.7 Brazil 8.0 Switzerland 7.5 Japan 3.3 France 2.0 Korea (South) 1.0 Italy 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 62.6 United Kingdom - 14.7 Brazil - 8.0 Switzerland - 7.5 Japan - 3.3 France - 2.0 Korea (South) - 1.0 Italy - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Essential Utilities Inc 8.5 United Utilities Group PLC 6.9 Severn Trent PLC 6.3 American Water Works Co Inc 5.7 Pentair PLC 4.8 Advanced Drainage Systems Inc 4.6 Core & Main Inc Class A 4.1 Watts Water Technologies Inc Class A 4.0 Cia de Saneamento Basico do Estado de Sao Paulo SABESP 3.5 Zurn Elkay Water Solutions Corp 3.3 51.7
Fidelity Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity® Sustainable U.S. Equity Fund
Trading Symbol	FSEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Fidelity® Sustainable U.S. Equity Fund $10,000 $9,442 $9,833 $12,446 $13,166 $17,480 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable U.S. Equity Fund 32.77% 11.91% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class Z
Trading Symbol	FSEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,452 $9,853 $12,497 $13,242 $17,611 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 33.00% 12.08% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class M
Trading Symbol	FSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 162	1.40%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,061 $9,393 $11,831 $12,452 $16,450 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 27.49% 10.55% Class M (without 3.50% sales charge) 32.11% 11.35% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class I
Trading Symbol	FSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class I $10,000 $9,442 $9,833 $12,446 $13,170 $17,478 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 32.71% 11.91% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class C
Trading Symbol	FSEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	1.90%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class C $10,000 $9,347 $9,634 $12,077 $12,658 $16,634 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 30.41% 10.80% Class C 31.41% 10.80% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class A
Trading Symbol	FSEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,872 $9,218 $11,640 $12,286 $16,274 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 $18,497 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 $18,142 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 24.84% 10.31% Class A (without 5.75% sales charge) 32.45% 11.64% MSCI USA IMI ESG Leaders Index 29.42% 13.20% Russell 3000® Index 29.45% 12.76% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 35,721,929	$ 35,721,929	$ 35,721,929	$ 35,721,929
Holdings Count | shares	92	92	92	92
Advisory Fees Paid, Amount	$ 181,991
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.2 Health Care 12.0 Industrials 11.8 Consumer Discretionary 10.8 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 6.7 Alphabet Inc Class A 5.8 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.9 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.5 Coca-Cola Co/The 1.3 39.4
Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable U.S. Equity Fund
Class Name	Fidelity® SAI Sustainable U.S. Equity Fund
Trading Symbol	FIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 62	0.53%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also helping our relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+928%). The company was among the fund's biggest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 119% and was the second-largest relative contributor. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Stock picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picking and an overweight in health care.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). Another notable relative detractor was our stake in Boston Scientific (-40%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2026. Initial investment of $10,000. Fidelity® SAI Sustainable U.S. Equity Fund $10,000 $9,250 $9,669 $12,243 $13,017 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 $12,579 $13,921 Russell 3000® Index $10,000 $9,374 $9,564 $12,203 $13,803 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable U.S. Equity Fund 33.37% 14.28% MSCI USA IMI ESG Leaders Index 29.42% 15.31% Russell 3000® Index 29.45% 15.08% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 574,514,551	$ 574,514,551	$ 574,514,551	$ 574,514,551
Holdings Count | shares	91	91	91	91
Advisory Fees Paid, Amount	$ 2,051,506
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$574,514,551
Number of Holdings	91
Total Advisory Fee	$2,051,506
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Health Care 11.8 Industrials 11.5 Consumer Discretionary 10.7 Financials 7.8 Communication Services 6.8 Consumer Staples 5.1 Materials 3.1 Real Estate 1.6 Energy 1.0 Utilities 0.6 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.8 Netherlands 1.4 Italy 1.2 Taiwan 1.2 Japan 0.8 Belgium 0.8 United Kingdom 0.7 Brazil 0.5 Chile 0.5 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 Netherlands - 1.4 Italy - 1.2 Taiwan - 1.2 Japan - 0.8 Belgium - 0.8 United Kingdom - 0.7 Brazil - 0.5 Chile - 0.5 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.8 Alphabet Inc Class A 5.7 Microsoft Corp 4.9 Amazon.com Inc 4.7 Micron Technology Inc 2.8 Eli Lilly & Co 2.2 JPMorgan Chase & Co 1.9 Lam Research Corp 1.4 Coca-Cola Co/The 1.3 39.3
Fidelity SAI Sustainable Sector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Sector Fund
Class Name	Fidelity® SAI Sustainable Sector Fund
Trading Symbol	FIDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Micron Technology (+923%). The company was one of the fund's biggest holdings at period end. A non-benchmark stake in SK Hynix gained about 326% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Alphabet (+123%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, primarily within the health care equipment & services industry. Security selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting our result were picks and an underweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Boston Scientific (-54%). A second notable relative detractor was an underweight in Advanced Micro Devices (+366%). This period we increased our investment in Advanced Micro Devices. An overweight in Mastercard (-15%) also detracted. This period we increased our investment in Mastercard. The stock was among the fund's largest holdings.
•Notable changes in positioning include lower allocations to the consumer staples and financials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2026. Initial investment of $10,000. Fidelity® SAI Sustainable Sector Fund $10,000 $9,350 $9,832 $12,824 $14,039 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 $12,579 $13,921 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,365 $9,545 $12,187 $13,773 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Sector Fund 35.71% 16.89% MSCI USA IMI ESG Leaders Index 29.42% 15.31% Dow Jones U.S. Total Stock Market Index℠ 29.84% 15.11% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 812,584,915	$ 812,584,915	$ 812,584,915	$ 812,584,915
Holdings Count | shares	256	256	256	256
Advisory Fees Paid, Amount	$ 2,299,858
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$812,584,915
Number of Holdings	256
Total Advisory Fee	$2,299,858
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.2 Financials 10.6 Consumer Discretionary 10.3 Communication Services 9.4 Health Care 8.6 Industrials 7.9 Consumer Staples 4.3 Energy 3.1 Utilities 1.9 Real Estate 1.9 Materials 1.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 94.5 Taiwan 2.3 Canada 0.9 Korea (South) 0.8 Netherlands 0.7 United Kingdom 0.3 Belgium 0.2 Brazil 0.1 Japan 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Taiwan - 2.3 Canada - 0.9 Korea (South) - 0.8 Netherlands - 0.7 United Kingdom - 0.3 Belgium - 0.2 Brazil - 0.1 Japan - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Alphabet Inc Class A 7.4 Apple Inc 6.2 Microsoft Corp 4.6 Amazon.com Inc 4.6 Broadcom Inc 2.9 Micron Technology Inc 2.4 Tesla Inc 1.8 Mastercard Inc Class A 1.8 Exxon Mobil Corp 1.3 41.7
Fidelity Climate Action Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity® Climate Action Fund
Trading Symbol	FCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Fidelity® Climate Action Fund $10,000 $8,900 $8,893 $11,542 $12,214 $17,534 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Climate Action Fund 43.56% 11.98% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Advisor Climate Action Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class Z
Trading Symbol	FCLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 110	0.90%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class Z $10,000 $8,910 $8,923 $11,592 $12,294 $17,664 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 43.68% 12.15% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Advisor Climate Action Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class M
Trading Symbol	FCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 188	1.55%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,550 $8,502 $10,972 $11,561 $16,511 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 37.82% 10.63% Class M (without 3.50% sales charge) 42.82% 11.43% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Advisor Climate Action Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class I
Trading Symbol	FCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 128	1.05%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class I $10,000 $8,900 $8,893 $11,542 $12,214 $17,544 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 43.64% 12.00% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Advisor Climate Action Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class C
Trading Symbol	FCALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 248	2.05%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000. Class C $10,000 $8,820 $8,720 $11,200 $11,740 $16,690 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 41.16% 10.88% Class C 42.16% 10.88% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Advisor Climate Action Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class A
Trading Symbol	FCAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 158	1.30%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,369 $8,341 $10,792 $11,404 $16,324 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 $18,802 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 $17,664 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 34.91% 10.38% Class A (without 5.75% sales charge) 43.14% 11.71% MSCI World Climate Change Index 28.99% 13.57% MSCI World Index 27.90% 12.15% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 58,303,742	$ 58,303,742	$ 58,303,742	$ 58,303,742
Holdings Count | shares	103	103	103	103
Advisory Fees Paid, Amount	$ 352,126
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.7 Industrials 17.7 Health Care 13.1 Consumer Discretionary 9.7 Financials 8.1 Communication Services 7.1 Materials 2.0 Consumer Staples 0.8 Energy 0.7 Utilities 0.6 Common Stocks 97.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 88.3 China 2.0 Germany 1.7 Korea (South) 1.5 Denmark 1.0 France 1.0 United Kingdom 0.9 Japan 0.8 Italy 0.7 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 China - 2.0 Germany - 1.7 Korea (South) - 1.5 Denmark - 1.0 France - 1.0 United Kingdom - 0.9 Japan - 0.8 Italy - 0.7 Others - 2.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 7.1 NVIDIA Corp 6.3 Apple Inc 5.9 Microsoft Corp 3.8 Tesla Inc 2.8 Morgan Stanley 2.2 Amazon.com Inc 1.9 Keysight Technologies Inc 1.8 Deere & Co 1.7 Nextpower Inc Class A 1.7 35.2
Fidelity Agricultural Productivity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Agricultural Productivity Fund
Class Name	Fidelity® Agricultural Productivity Fund
Trading Symbol	FARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI ACWI Select Agriculture Producers IMI 25/50 Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, especially within agricultural products & services. Stock selection and an underweight in packaged foods & meats also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Darling Ingredients (+91%). The company was among the fund's largest holdings at period end. A second notable relative contributor was an overweight in Bunge Global (+60%). The company was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, stock picks and an underweight in Japan detracted from the fund's performance versus the industry index, as did picks and relatively light exposure to Norway.
•By industry, the primary detractors from performance versus the industry index were picks and an overweight in agricultural & farm machinery. Also detracting was an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Kubota (+59%). This was a position we established this period. A second notable relative detractor was an overweight in Mosaic (-31%). This period we increased our stake in Mosaic. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the United Kingdom. By industry, meaningful changes in positioning include a higher allocation to food, beverage & tobacco.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2026. Initial investment of $10,000. Fidelity® Agricultural Productivity Fund $10,000 $10,910 $18,986 $21,880 $18,454 $18,541 $20,166 MSCI ACWI Select Agriculture Producers IMI 25/50 Index $10,000 $11,063 $19,018 $21,496 $17,778 $18,275 $20,263 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 $20,792 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Agricultural Productivity Fund 13.37% 3.79% 14.45% MSCI ACWI Select Agriculture Producers IMI 25/50 Index 13.15% 3.81% 14.51% MSCI ACWI (All Country World Index) Index 30.64% 11.82% 17.72% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 47,161,899	$ 47,161,899	$ 47,161,899	$ 47,161,899
Holdings Count | shares	29	29	29	29
Advisory Fees Paid, Amount	$ 349,614
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026)
KEY FACTS
Fund Size	$47,161,899
Number of Holdings	29
Total Advisory Fee	$349,614
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Staples 35.5 Industrials 33.3 Materials 28.9 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 74.8 Canada 7.1 United Kingdom 5.6 Japan 3.9 Hong Kong 3.0 Norway 2.0 Indonesia 1.4 Faroe Islands 1.2 Denmark 0.7 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.8 Canada - 7.1 United Kingdom - 5.6 Japan - 3.9 Hong Kong - 3.0 Norway - 2.0 Indonesia - 1.4 Faroe Islands - 1.2 Denmark - 0.7 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Deere & Co 22.1 Corteva Inc 15.1 Nutrien Ltd 7.1 Cranswick PLC 5.6 Bunge Global SA 5.0 Archer-Daniels-Midland Co 4.9 Darling Ingredients Inc 4.2 Toro Co/The 3.8 Mosaic Co/The 3.0 WH Group Ltd 3.0 73.8